RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12.Related Party Transactions

A summary of balances and transactions with the related parties who are stockholders of the Company as of and for the years ended December 31, 2023 and 2022, are approximately as follows:

(in thousands)	2023		2022
	Anapass	Kyeongho Lee	Anapass	Kyeongho Lee
Borrowings	$10,082	$1,474	$10,257	$1,690
Other current liabilities	212	182	11	150
Interest expense	548	110	389	140

CONCORD ACQUISITION CORP III
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3. RELATED PARTY TRANSACTIONS

Founder Shares

On March 1, 2021, the Sponsor paid $25,000 in exchange for 7,187,500 shares of Class B common stock (the “Founder Shares”). On March 25, 2021, the Sponsor transferred an aggregate of 75,000 Founder Shares to three members of the board of directors (each received 25,000 Founder Shares). The number of Founder Shares outstanding was determined based on the expectation that the total size of the Initial Public Offering would be a maximum of 28,750,000 Units if the underwriters’ over-allotment option is exercised in full, and therefore that such Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering.

On November 4, 2021, the Company’s board of directors approved the issuance of 1,437,500 additional shares of Class B common stock in the form of a stock dividend, resulting in an aggregate of 8,625,000 Class B common shares outstanding. At November 8, 2021, the total number of Class B common shares outstanding have been adjusted to reflect the issuance of the additional shares. The number of Founder Shares outstanding was adjusted based on the Initial Public Offering of 34,500,000 Units such that the Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering. The issuance of 1,437,500 additional shares of Class B common stock in the form of a stock dividend was retroactively reflected for all applicable prior periods.

On November 16, 2023, the holders of the Company’s Class B common stock, par value $0.0001 per share, converted 8,624,999 shares of the Company’s Class B common stock into an equal number of the Company’s Class A common stock, par value $0.0001 per share. The Converted Shares are not redeemable and have no rights to any net assets in the Trust Account.

The Company’s initial stockholders, officers and directors have agreed not to transfer, assign or sell, except to permitted transferees, any Founder Shares or Converted Shares held by them until the earlier to occur of: (1) one year after the completion of the initial Business Combination; and (2) subsequent to the initial Business Combination, (x) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property or (y) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination. Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares or Converted Shares (the “Lock-up”).

Promissory Note — Related Party

On May 3, 2022, the Sponsor agreed to loan Concord III up to $350,000 to be used to pay operating expenses. This loan was non-interest bearing, unsecured, was not convertible into Warrants or any other securities, and was due at the Closing. At December 31, 2023, there was $35,000 related to the loan outstanding which was fully paid back on the Closing Date.

Sponsor Loans

The Company executed promissory notes with the Sponsors, evidencing loans to the Company in the aggregate amount of $6,900,000. The Sponsor Loans were extended in order to ensure that the amount in the Trust Account is $10.20 per public share upon completion of the IPO with the proceeds of the Sponsor Loans being added to the Trust Account. The Sponsor Loans are non-interest bearing with the principal balance to be repaid or converted into warrants at a conversion price of $1.00 per warrant, at the Sponsors’ discretion. All accrued and unpaid principal of the Sponsor Loans that is not converted into warrants shall continue to remain outstanding and to be subject to the terms and conditions of the Sponsor Loans and will become payable on the date the initial Business Combination is completed. If converted, the Sponsor Loan Warrants would be identical to the Private Placement Warrants. If the Company does not complete an initial Business Combination, the Company will not repay the Sponsor Loans from amounts held in the Trust Account, and its proceeds will be distributed to the Company’s public stockholders. See Note 6 for additional information.

On November 2, 2023, the Company, GCT and the Sponsor entered into a Sponsor Support Agreement. Pursuant to the Sponsor Support Agreement, the Sponsor agreed to forgive all amounts outstanding under the Sponsor Loans upon the closing of the proposed Business Combination which was determined to be a modification of the Sponsor Loan. The Company follows the guidance of ASC Topic 470-50 “Debt—Modifications and Extinguishments,” for loan modifications. The Company’s Sponsor continues to maintain an equity interest in the Company. The Company determined that after accounting for the modification of the Sponsor Loan, the cash flows of the Sponsor Loan were substantially different and as such should be accounted for as an extinguishment of the original debt and the recognition of new debt. As such, the Company recognized a gain on extinguishment of the Sponsor Loans in the Company’s consolidated changes in stockholders’ equity calculated as the difference between the fair value of the Sponsor Loan under the original Sponsor Loan Agreement and the fair value of the Sponsor Loan under the updated terms of the Sponsor Support Agreement on the date of the extinguishment. During the year ended December 31, 2023, the Company recognized a gain of $2,343,000 from the changes in the fair value of the Sponsor loans in the consolidated statements of operations before the extinguishment event, and $3,343,000 related to the extinguishment of the Sponsor Loans in its consolidated statement of stockholders’ deficit.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsors, an affiliate of the Sponsors or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsors. As of December 31, 2023 and 2022, no such Working Capital Loans were outstanding.

Administrative Service Fee

The Company has agreed to pay an affiliate of its Sponsor a total of $20,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Company’s Business Combination or its liquidation, the Company will cease paying these monthly fees. Additionally, as described in Note 2, GCT has agreed to reimburse the Company for the administrative service fee incurred after the execution date of the Business Combination Agreement. The aggregate administrative service fee for the year ended December 31, 2023 was $240,000. The Company has recognized an expense of $220,000 for the administrative service fee, net of $20,000 for the amount reimbursed by GCT for the year ended December 31, 2023. For the year ended December 31, 2022, the Company recognized $240,000 for the administrative service fee. For the administrative service fee, as of December 31, 2023 and 2022, the Company had $100,000 and $0, respectively, reported on the consolidated balance sheet and included in due to related party.

Due to Related Party

In the normal course of business, certain expenses of the Company may be paid by, and then reimbursed to an affiliate of the Sponsor. As of December 31, 2023 and 2022, the Company had an outstanding balance due to the affiliate of the Sponsor of $100,920 and $10,024, respectively, including the administrative service fee discussed above. The amount is included in due to related party on the consolidated balance sheets and includes but is not limited to legal expense, expense related to identifying a target business, and other expenses.